OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Assets [Abstract]
Fair value of derivative contracts (Note 24)	$ 737		$ 332
Contract assets (Note 5)	159	$ 79
Regulatory assets (Note 10)	83		23
Cash provided as collateral	55		99
Prepaid expenses	41		109
Other	105		128
Other current assets, total	$ 1,180	$ 770	$ 691